Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value	The following tables provide the financial instruments measured at fair value for each of the respective periods (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$224,268	$—	$—	$224,268
Total cash equivalents	$224,268	$—	$—	$224,268

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$43,460	$—	$—	$43,460
Total cash equivalents	$43,460	$—	$—	$43,460

Liabilities
Convertible preferred stock warrant liability	$—	$—	$805	$805
Total liabilities	$—	$—	$805	$805

The following tables provide the financial instruments measured at fair value for each of the respective periods (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$75,693	$—	$—	$75,693
Total cash equivalents	$75,693	$—	$—	$75,693
Liabilities
Convertible preferred stock warrant liability	$—	$—	$548	$548
Total liabilities	$—	$—	$548	$548

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$43,460	$—	$—	$43,460
Total cash equivalents	$43,460	$—	$—	$43,460
Liabilities
Convertible preferred stock warrant liability	$—	$—	$805	$805
Total liabilities	$—	$—	$805	$805

Schedule of Rollforward of the Fair Value of Level 3 Liabilities
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value (in thousands):

Convertible Preferred Stock Warrant Liability
Balance as of December 31, 2018	$295
Issuance of series E-1 preferred stock warrants	247
Changes in estimated fair value	6
Balance as of December 31, 2019	548
Changes in estimated fair value	201
Incremental fair value due to the modification of the series E-1 preferred stock warrant	10
Issuance of series F preferred stock warrant	34
Issuance of series E-1 preferred stock warrant	148
Exercise of series C preferred stock warrant	(136)
Balance as of December 31, 2020	$805

Fair Value Measurement Inputs and Valuation Techniques
The key assumptions used in the Black-Scholes option-pricing model for the valuation of the convertible preferred stock warrant liabilities upon remeasurement were as follows:

	Year Ended December 31,
	2019	2020
Expected remaining term (in years)	0.6 – 9.1	4.1-9.4
Expected volatility	47.6% – 60.2%	47.9%-52.4%
Average risk-free rate	1.60% – 1.89%	0.27%-0.88%
Dividend yield	0%	0%